Accounts Payable And Accrued Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities Details
Accounts payable	$ 1,046,225	$ 219,101
Sales taxes	717	0
Accrued compensation and benefits	211,951	0
Other	3,200	0
Total accounts payable and accrued liabilities	$ 1,262,093	$ 219,101